Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Investments Accounted for Using the Equity Method
(10) Investments accounted for using the equity method
Honda’s equity in affiliates and joint ventures as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
	2022	2023
Investments accounted for using the equity method:
Affiliates	¥544,563	¥499,942
Joint ventures	422,841	416,004

Total	¥967,404	¥915,946

Honda’s equity of undistributed earnings:
Affiliates	¥177,231	¥87,284
Joint ventures	279,288	259,675

Total	¥456,519	¥346,959

For the year ended March 31, 2023, for certain investments accounted for using the equity method with quoted market prices in active markets, the Company recognized impairment losses to the recoverable amounts based on the fair values because there was objective evidence of impairment due to declines in quoted market prices.
Furthermore, for certain investments accounted for using the equity method with no quoted market prices in active markets, the Company recognized impairment losses to the recoverable amounts based on the value in use because there was objective evidence of impairment where the transaction price in the share purchase agreement executed during the year ended March 31, 2023 was below the acquisition cost.
The Company recognized impairment losses of ¥68,545 million in total, which are included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in Automobile business.
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
	2021	2022	2023
Profit for the year:
Affiliates	¥53,511	¥(17,844)	¥(81,504)
Joint ventures	219,223	220,356	198,949

Total	¥272,734	¥202,512	¥117,445

Other comprehensive income:
Affiliates	¥(1,197)	¥26,673	¥25,920
Joint ventures	33,457	52,560	4,801

Total	¥32,260	¥79,233	¥30,721

Comprehensive income for the year:
Affiliates	¥52,314	¥8,829	¥(55,584)
Joint ventures	252,680	272,916	203,750

Total	¥304,994	¥281,745	¥148,166

Investments accounted for using the equity method, Honda’s equity of undistributed earnings, profit for the year, other comprehensive income and comprehensive income for the year items include a joint venture that is material to the Company.
(Material joint venture)
Dongfeng Honda Automobile Co., Ltd. is a joint venture that is material to the Company. Dongfeng Honda Automobile Co., Ltd., located in Wuhan City, China, manufactures and sells automobile products. Honda and Dongfeng Motor Corporation each holds 50% equity stake in Dongfeng Honda Automobile Co., Ltd.
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
	2022	2023
Current assets	¥747,397	¥615,524
Non-current assets	252,219	279,691

Total assets	999,616	895,215

Current liabilities	610,379	520,257
Non-current liabilities	34,182	31,680

Total liabilities	644,561	551,937

Total equity	¥355,055	¥343,278

Honda’s share of total equity (50%)	177,527	171,639
Equity method adjustments	(697)	(636)

Carrying amount of its interest in the joint venture	¥176,830	¥171,003

Cash and cash equivalents included in current assets	¥301,839	¥99,862
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,168	6,803
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
	2021	2022	2023
Sales revenue	¥2,201,051	¥1,994,534	¥1,777,882
Interest income	9,412	10,653	8,441
Depreciation and amortization	23,055	25,996	28,052
Income tax expense	65,102	60,868	52,826
Profit for the year	197,217	182,989	157,914
Other comprehensive income	25,462	44,812	3,256

Comprehensive income for the year	¥222,679	¥227,801	¥161,170

Comprehensive income for the year (50%)	111,340	113,901	80,585
Equity method adjustments	53	607	67

Honda’s share of comprehensive income for the year	¥111,393	¥114,508	¥80,652

Dividend from the joint venture to Honda	¥102,767	¥79,191	¥86,506

Combined financial information in respect of affiliates as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
For the year ended March 31, 2021	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥64,324	¥1,542,414	¥14,313	¥1,621,051
Non-current assets	28,330	2,030,822	22,928	2,082,080

Total assets	92,654	3,573,236	37,241	3,703,131

Current liabilities	25,819	1,013,738	3,768	1,043,325
Non-current liabilities	5,003	583,308	1,065	589,376

Total liabilities	30,822	1,597,046	4,833	1,632,701

Total equity	¥61,832	¥1,976,190	¥32,408	¥2,070,430

Sales revenue	¥173,696	¥3,120,190	¥7,146	¥3,301,032
Profit for the year	7,233	73,169	996	81,398

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥64,051	¥1,746,374	¥18,441	¥1,828,866
Non-current assets	25,654	2,050,459	24,110	2,100,223

Total assets	89,705	3,796,833	42,551	3,929,089

Current liabilities	29,887	1,205,478	4,319	1,239,684
Non-current liabilities	3,109	539,040	655	542,804

Total liabilities	32,996	1,744,518	4,974	1,782,488

Total equity	¥56,709	¥2,052,315	¥37,577	¥2,146,601

Sales revenue	¥189,332	¥3,800,943	¥9,187	¥3,999,462
Profit for the year	10,038	(45,204)	1,901	(33,265)

Combined financial information in respect of joint ventures as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
For the year ended March 31, 2021	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥272,962	¥1,810,581	¥4,771	¥2,088,314
Non-current assets	130,271	479,707	909	610,887

Total assets	403,233	2,290,288	5,680	2,699,201

Current liabilities	227,215	1,513,623	1,704	1,742,542
Non-current liabilities	17,769	70,675	665	89,109

Total liabilities	244,984	1,584,298	2,369	1,831,651

Total equity	¥158,249	¥705,990	¥3,311	¥867,550

Sales revenue	¥811,764	¥4,612,394	¥3,940	¥5,428,098
Profit for the year	62,907	375,642	363	438,912

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥337,603	¥1,579,996	¥3,677	¥1,921,276
Non-current assets	134,567	544,319	989	679,875

Total assets	472,170	2,124,315	4,666	2,601,151

Current liabilities	275,607	1,397,048	1,791	1,674,446
Non-current liabilities	23,272	74,136	2,184	99,592

Total liabilities	298,879	1,471,184	3,975	1,774,038

Total equity	¥173,291	¥653,131	¥691	¥827,113

Sales revenue	¥1,071,031	¥4,360,348	¥6,022	¥5,437,401
Profit for the year	93,766	304,119	1,779	399,664
The amounts of a joint venture that is material to the Company are included in above.

(Management Integration)
Through tender offers (the “Tender Offers”) targeting our former affiliates accounted for using the equity method which were Keihin Corporation, Showa Corporation and Nissin Kogyo Co., Ltd. (collectively, the “Target Companies”) conducted by Honda from September 2, 2020 to October 15, 2020 and the subsequent procedures for demand for sale of shares pursuant to the provisions of Article 179 of the Company Law of Japan, Honda has obtained all of the common shares of the Target Companies (excluding the common shares of the Target Companies owned by Honda and treasury shares owned by the Target Companies) for the year ended March 31, 2021.
In accordance with the basic contract agreed between Hitachi, Ltd., Hitachi Automotive Systems, Ltd. (“Hitachi Automotive Systems”) which is a consolidated subsidiary of Hitachi, Ltd., the Target Companies and Honda on October 30, 2019 to conduct a management integration, agreements of absorption-type merger in which Hitachi Automotive Systems will be the surviving company, and the Target Companies will be the disappearing companies (the “Absorption-type Merger”) were respectively concluded between each of the Target Companies and Hitachi Automotive Systems on November 18, 2020.
In the Absorption-type Merger, common shares of the surviving company after the Absorption-type Merger (the “Integrated Company”) were allotted to Honda as the consideration for the merger, in a merger ratio where the number of voting rights of the Integrated Company held by Honda will account for 33.4% of the number of voting rights held by all shareholders of the Integrated Company. On January 1, 2021, the effective date of Absorption-type Merger, the Integrated Company became our affiliate accounted for using the equity method. As of the same date, the Integrated Company changed its name to “Hitachi Astemo, Ltd.”
Prior to the effective date of the Absorption-type Merger, in order to have the ratio of the total share value of the Target Companies to Hitachi Automotive Systems’ share value correspond to the above merger ratio, the share values of the Target Companies had been adjusted through acquisitions of treasury shares by the Target Companies.
For the year ended March 31, 2021, upon the successful completion of the Tender Offers for the Target Companies, the Company recognized reversal of impairment losses of ¥56,849 million which had been previously recognized on the investments in certain Target Companies accounted for using the equity method, based on quoted market values which had increased since the announcement of the Tender Offers. The reversal of impairment losses is included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in Automobile business. For the year ended March 31, 2022 and 2023, the Company did not recognize any significant reversal of impairment losses.